15007972

RECEIVED
AUG 26 2015
Washington, DC 20549

Nasdaq

William Slattery, CFA
Vice President
Listing Qualifications

Electronic Mail Only

CERT NAS

001-36736

August 26, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

By letter dated December 15, 2014, I advised you that the Exchange had received a Form 8-A from S1 Biopharma, Inc. for registration of the following securities:

- Units, each consisting of one share of common stock, $0.0001 par value per share, one Series A warrant to purchase one share of common stock, and one Series B warrant to purchase one share of common stock

- Common Stock, $0.0001 par value per share

- Series A warrants to purchase common stock

Also, the Exchange had approved the securities for listing and registration upon official notice of issuance.